Debt and Capital Structure - Schedule of Short-Term Borrowings (Detail) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 179	$ 115
Uncommitted Demand Facilities
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	0	0
WRB Refining LP
Disclosure of detailed information about borrowings [line items]
Short-Term Borrowings	$ 179	$ 115